                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [   ]:  Amendment Number:  _____
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      INVESCO Asset Management Limited
Address:   c/o AMVESCAP PLC
           30 Finsbury Square, London EC2A 1AG, England

The entity listed above is an indirect subsidiary of AMVESCAP PLC. AMVESCAP PLC, through this and other subsidiaries, provides investment management services to institutional and individual investors worldwide.

Form 13F File Number 28-05683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Erick Holt
Title: Group Compliance Officer
Phone: 404-479-2863

Signature, Place, and Date of Signing:

   /s/ Erick Holt            Atlanta, GA.           11/14/2005
  -----------------      --------------------   -----------------
      [Signature]             [City, State]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28-11246                           AMVESCAP PLC